Revenue - Schedule of Revenue Recognized (Detail) (Parenthtical) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Revenue from Contract with Customer [Abstract]
Increase Decrease In Revenue Due To cumulative catch up Adjustment	$ 1.4